FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2015
FEDERAL HOME LOAN BANK ADVANCES [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances
			Weighted-	Stated interest
	Maturity range		average	rate range
Description	from	to	interest rate [1]	from	to	2015	2014
						(Dollars in Thousands)

Convertible	06/22/16	07/27/17	4.44%	4.26%	5.16%	$12,500	$12,500
Adjustable	05/06/16	09/01/17	0.28%	0.29%	0.35%	105,305	99,196

Total						$117,805	$111,696

Maturities of Federal Home Loan Bank Long-Term Advances
		Weighted-
Maturing During		Average
Fiscal Year Ended		Interest
June 30:	Amount	Rate
	(Dollars in Thousands)

2016	$101,696	0.42%
2017	-	-
2018	16,109	2.78
2019	-	-
2020 and thereafter	-	-

Total	$117,805	0.74%

Schedule of Federal Home Loan Bank Short-Term Advances
	2015	2014
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$37,830	$23,626
Average balance during the year	23,496	79,243
Maximum month-end balance during the year	37,830	122,054
Average interest rate during the year	0.31%	0.25%
Weighted-average rate at year-end	0.32%	0.27%